Inventory - Summary of Components of Inventories (Detail) - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015
Inventory, Net [Abstract]
Finished goods	$ 47,139	$ 51,113
Raw materials	754	525
Non-current inventory	(5,242)
Current inventory	$ 42,651	$ 51,638